Assets Held for Sale and Discontinued Operations - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended				3 Months Ended	9 Months Ended
	Feb. 06, 2014 Hotel	Sep. 30, 2014	Dec. 31, 2013 Hotel	Sep. 30, 2013 Hotel	Jun. 30, 2013 Hotel	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013 Hotel	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Subsequent Event [Member] Hotel	Jun. 30, 2013 Baymont-branded Hotels [Member] Hotel	Sep. 30, 2012 Baymont-branded Hotels [Member] Hotel
Asset Retirement Obligations [Line Items]
Number of hotels held for sale			4		44			4				11	1
Price of hotels held for sale													$ 1,800,000
Impairment charge of assets held for sale		0		0		5,157,000	0	1,113,000	53,228,000				1,700,000
Impairment loss on long-lived assets								0	51,500,000	0
Number of hotels sold	4		40	40				40			4
Reduction of assets held for sale								$ 100,000